Movements of Deferred Tax Liabilities (Details) - Accelerated depreciation allowance [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income tax [Line Items]
Deferred tax liability, opening balance	$ (50)	$ (62)
Credit for the year	5	12
Deferred tax liability, ending balance	$ (45)	$ (50)